Note 12 - Non-controlling Interests	12 Months Ended
Nov. 30, 2021
Statement Line Items [Line Items]
Disclosure of non-controlling interests [text block]
12.	Non-Controlling Interests

Following the initial formation of GRC as a wholly owned subsidiary on June 23, 2020, the Company consolidated the results of GRC. Following the GRC IPO on March 11, 2021, the Company deconsolidated GRC and began to account for its interest in GRC as an investment in associate (Note 4). As a result of the deconsolidation, the non-controlling interest ("NCI") in GRC was derecognized. The changes to the NCI for the years ended November 30, 2021 and 2020, are as follows:

During the year ended November 30, 2020, the Company's then subsidiary, GRC received share subscription receipts of $3,584,717 (US$2,741,250) for the subscription of 1,275,000 common shares from third parties. As the Company did not participate in the private placement, the NCI in GRC increased from nil to 5.99%, resulting in the recognition of a dilution gain of $2,380,303 and an NCI in the Company's statements of financial position of $1,204,414 as at November 30, 2020.

On December 4, 2020, GRC received share subscription receipts of $137,428 (US$107,500) for the subscription of 50,000 common shares. As the Company did not participate in the private placement, the NCI in GRC increased from 5.99 to 6.21%, resulting in the recognition of a dilution gain of $84,592 and an increase of $52,836 to the NCI in the Company's statements of financial position. On December 4, 2020, GRC completed the related private placement of 1,325,000 common shares to third parties for aggregate gross proceeds of $3,722,145 (US$2,848,750).

On March 11, 2021, certain performance conditions were met with respect to 500,000 GRC Restricted Shares (Note 12.3), and the NCI in GRC increased from 6.21% to 8.36%, resulting in the recognition of a dilution loss of $402,112 and an increase of $402,112 to the NCI in the Company's statements of financial position.

12.2         GRC Equity Incentive Plan

On October 19, 2020, GRC's equity incentive plan (the "Equity Incentive Plan") was approved by GRC's board of directors and by the board of directors of GoldMining. The Equity Incentive Plan provided sole and complete authority to GRC's Board to grant share options (the "GRC Share Options"), incentive share options ("ISO"), Restricted Shares and restricted share units ("GRC RSUs") (collectively, the "Awards") of GRC to eligible participants. The maximum number of common shares that could be issued pursuant to the grant of the Awards was 2,000,000 common shares in the capital of GRC. The eligible participants of the Equity Incentive Plan ("Participants") are directors, senior officers, employees and consultants of: (a) GRC; or (b) an entity that controls or is controlled by GRC or a Related Entity.

GRC's Board could designate Participants eligible to receive GRC Share Options to acquire such numbers of common shares of GRC as GRC's Board may determine, each GRC Option so granted being for a term specified by GRC's Board up to a maximum of 10 years from the date of grant. Any GRC Share Options vest in accordance with the vesting schedule during the optionee's continual service with GRC. The Equity Incentive Plan provided for a "net exercise" feature that permits an optionee to elect to exercise a GRC Option or a portion thereof by surrendering such GRC Share Option or a portion thereof in consideration for GRC delivering common shares to the optionee but withholding the minimum number of common shares otherwise deliverable in respect of GRC Share Options that are needed to pay for the exercise price of such GRC Share Options.

GRC Share Options could be granted as ISOs only to individuals who are employees of GRC or its Related Entity and GRC Share Options shall not be granted as ISOs to non-employee directors or independent contractors. GRC's Board may designate Participants eligible to receive Restricted Shares and GRC RSUs to acquire such number of common shares of GRC as GRC's Board may determine, in accordance with the restricted periods, including the attainment of pre-established performance goals, objectives and periods, during the recipient's continual service with GRC. The Restricted Shares shall not be sold, assigned, transferred, pledged or otherwise encumbered or disposed of during the restriction period.

12.3          GRC Restricted Shares

On October 19, 2020, as amended on January 10, 2021, GRC issued 1,500,000 restricted shares (the "Restricted Shares") to certain officers and directors of GRC and GoldMining. The Restricted Shares were subject to restrictions that, among other things, prohibit the transfer thereof until certain performance conditions are met. In addition, if such performance conditions are not met within applicable periods, the restricted shares will be deemed forfeited and surrendered by the holder thereof to GRC without the requirement of any further consideration. The performance conditions upon completion of an IPO, or other going-public transaction, are as follows:

(1)

with respect to one-third of the Restricted Shares awarded to the holder, if GRC's IPO or any liquidity event (being any liquidation, dissolution or winding-up of GRC or distribution of all or substantially all of GRC's assets among shareholders or a change of control transaction) occurs that values GRC at a minimum of US$50,000,000 (condition met);

(2)	with respect to one-third of the Restricted Shares awarded to the holder, if GRC receives US$1,000,000 of royalty payments under any of GRC's royalty interests prior to October 19, 2023; and

(3)

with respect to one-third of the Restricted Shares awarded to the holder, if the holder continues to be a director, officer or employee of GRC or an entity that is under common control with GRC (a "Related Entity") for a period of one year after the IPO is completed.

The fair value of the Restricted Shares was recognized as share-based compensation expense of the Company up to the date of the IPO at which point GRC was deconsolidated. Share-based compensation expense for the year ended November 30, 2021, includes $311,901 recognized for GRC Restricted Shares up to the date of loss of control (year ended November 30, 2020 - $nil).

12.4         GRC Share Options

GRC adopted a long-term incentive plan (the "LTIP") which provided that GRC’s Board of Directors may, from time to time, in its discretion, grant awards of restricted share units, performance share units, deferred share units and share options to directors, officers, employees and consultants. The aggregate number of common shares issuable under the LTIP in respect of awards could not exceed 10% of the common shares issued and outstanding.

On March 7, 2021, the GRC granted 2,505,000 GRC Share Options at an exercise price of US$5.00 per share. The GRC Share Options were exercisable for a period of five years from the date of grant and will vest as follows: (a) 25% on the grant date; and (b) 25% on each of the dates that are 6, 12 and 18 months thereafter. The fair value of the share options granted was estimated at the date of grant using the Black-Scholes option pricing model with the following assumptions: risk-free interest rate of 0.32%, expected life of 3 years, expected dividend yield of 0%, estimated forfeiture rate of 0% and expected volatility of 37%. As there was no trading history of GRC's common shares prior to the date of grant, the expected volatility was based on the historical share price volatility of a group of comparable companies in the sector that GRC operates over a period similar to the expected life of the GRC Share Options. The Company recognized share-based compensation for the GRC options up to the date of the IPO at which point GRC was deconsolidated. During the year ended November 30, 2021, the Company recognized share-based compensation expense of $840,804 for GRC Share Options up to the date of loss of control (year ended November 30, 2020 - $nil).